Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Adoption of New IFRS Pronouncements	As at December 31, 2020, $730 million (2019 – $762 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2020	2019
Opening net book value	$762	$784
Additions	312	155
Depreciation	(166)	(145)
Changes in foreign exchange rates and other	(178)	(32)
Closing net book value	$730	$762

Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2020	2019
As at January 1	$672	$680
Cash flows
Principal payments	(163)	(150)
Interest payments	(37)	(39)
Non-cash changes
Additions	319	170
Interest expense (Note 10)	37	39
Changes in foreign exchange and other	(136)	(28)
As at December 31	$692	$672
Less current portion	(119)	(160)
Long-term lease liabilities	$573	$512